Vessel Operating Expenses	12 Months Ended
Dec. 31, 2016
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
14.	Vessels Operating Expenses

Vessels operating expenses, including related party amounts, are comprised as follows:

	2014	2015	2016
Crew wages and related costs	$8,566,126	$8,572,724	$6,701,550
Insurance	1,643,196	1,399,727	936,560
Repairs and maintenance	1,056,599	705,225	966,543
Spares and consumable stores	5,867,906	5,011,717	3,970,350
Tonnage taxes	232,517	290,477	258,952
Miscellaneous expenses	904,012	568,935	421,375
Total	$18,270,356	$16,548,805	$13,255,330